Loans And Leases (Recorded Investment In Loans By Risk Category And Class Of Loans) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 557,695	$ 413,376
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		150,940	122,896
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		396,427	282,389
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		7,029	6,054
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,299	2,037
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		0	0
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	126,887	101,975
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		123,369	98,829
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,651	2,869
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		867	277
Single-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		118,386	95,578
Single-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		118,219	95,317
Single-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		167	261
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		47,651	35,665
Multi-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		47,072	35,036
Multi-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		425	466
Multi-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		154	163
Real Estate Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		173,435	111,866
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		122,465	67,792
Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		76	88
Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		119,843	65,161
Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,701	1,711
Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		845	832
Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		43,087	38,787
Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		39,747	37,453
Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,252	1,008
Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,088	326
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		7,883	5,287
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		7,883	5,287
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		61,792	42,862
Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,279	2,239
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		58,513	40,623
Home Equity Lines Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		23,961	25,054
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		23,593	24,592
Originated For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		23,525	24,516
Originated For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		68	76
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		368	462
Purchased For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		279	360
Purchased For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		89	102
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,583	376
Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,562	$ 376
Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 21

[1]	Includes $5,403 and $6,008 of commercial leases at December 31, 2018 and December 31, 2017, respectively.